Pensions and Post-Employment Benefits	12 Months Ended
Dec. 31, 2020
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Pensions and Post-Employment Benefits
19)	PENSIONS AND POST-EMPLOYMENT BENEFITS
Defined contribution pension plans
The consolidated costs of defined contribution plans for the years ended December 31, 2020, 2019 and 2018 were $48, $50 and $45, respectively. CEMEX contributes periodically the amounts offered by the pension plan to the employee’s individual accounts, not retaining any remaining liability as of the financial statements’ date.
Defined benefit pension plans
Most of CEMEX’s defined benefit plans have been closed to new participants for several years. Actuarial results related to pension and other post-employment benefits are recognized in earnings and/or in “Other comprehensive income” for the period in which they are generated, as appropriate. For the years ended December 31, 2020, 2019 and 2018, the effects of pension plans and other post-employment benefits are summarized as follows:

		Pensions			Other benefits			Total
Net period cost (income):		2020	2019	2018	2020	2019	2018	2020	2019	2018
Recorded in operating costs and expenses
Service cost	$	10	10	10	2	2	3	12	12	13
Past service cost		(2)	1	9	1	—	—	(1)	1	9
Settlements and curtailments		—	(3)	—	(1)	—	—	(1)	(3)	—

		8	8	19	2	2	3	10	10	22

Recorded in other financial expenses
Net interest cost		28	34	35	5	5	5	33	39	40

Recorded in other comprehensive income
Actuarial (gains) losses for the period		181	203	(176)	18	7	—	199	210	(176)

	$	217	245	(122)	25	14	8	242	259	(114)

As of December 31, 2020 and 2019, the reconciliation of the actuarial benefits’ obligations and pension plan assets, are presented as follows:

		Pensions		Other benefits		Total
		2020	2019	2020	2019	2020	2019
Change in benefits obligation:
Projected benefit obligation at beginning of the period	$	2,651	2,375	87	79	2,738	2,454
Service cost		10	10	2	2	12	12
Interest cost		70	78	5	5	75	83
Actuarial losses		258	268	18	7	276	275
Additions through business combinations		1	—	—	—	1	—
Settlements and curtailments		—	(3)	(1)	—	(1)	(3)
Reduction from disposal of assets		—	(2)	—	—	—	(2)
Plan amendments		(2)	1	1	—	(1)	1
Benefits paid		(140)	(141)	(6)	(7)	(146)	(148)
Foreign currency translation		80	65	(1)	1	79	66

Projected benefit obligation at end of the period		2,928	2,651	105	87	3,033	2,738

Change in plan assets:
Fair value of plan assets at beginning of the period		1,599	1,486	1	1	1,600	1,487
Return on plan assets		42	44	—	—	42	44
Actuarial gains		77	65	—	—	77	65
Employer contributions		75	103	6	7	81	110
Reduction for disposal of assets		—	(1)	—	—	—	(1)
Benefits paid		(140)	(141)	(6)	(7)	(146)	(148)
Foreign currency translation		40	43	—	—	40	43

Fair value of plan assets at end of the period		1,693	1,599	1	1	1,694	1,600

Net projected liability in the statement of financial position	$	1,235	1,052	104	86	1,339	1,138

For the years 2020, 2019 and 2018, actuarial (gains) losses for the period were generated by the following main factors as follows:

		2020	2019	2018
Actuarial (gains) losses due to experience	$	1	5	(58)
Actuarial (gains) losses due to demographic assumptions		18	(11)	(57)
Actuarial (gains) losses due financial assumptions		180	216	(61)

	$	199	210	(176)

In 2020, net actuarial losses due to financial assumptions were mainly driven by a general decrease in the discount rates applicable to the calculation of the benefits’ obligations mainly in the United Kingdom, the United States, and Mexico, as market interest rates decrease globally in 2020 as compared to 2019, partially offset by actual returns in plan assets higher than estimated in the United Kingdom and the United States. In addition, the United Kingdom Government confirmed on November 25, 2020, with effect from February 2030 onwards, Retail Prices Index (“RPI”) will be aligned with Consumer Prices Index (“CPI”). The RPI is used to set pension increase assumptions for the United Kingdom pension plans. As a result of this change, in 2020, CEMEX had an increase in its United Kingdom pension liabilities of $54. In 2019, such net actuarial losses were also mainly driven by a general decrease in the discount rates applicable to the calculation of the benefits’ obligations mainly in the United Kingdom, the United States, Germany and Mexico, as market interest rates decrease globally in 2019 as compared to 2018, partially offset by actual returns in plan assets higher than estimated in the United Kingdom and the United States. In 2018, net actuarial gains due to financial assumptions were mainly generated by a general increase in the discounts rates applied for the calculation of the pension benefit obligations in the United Kingdom, Germany, United States and Mexico, among others, resulting from the increase in market interest rates after several years in which such rates reached historically low levels.
As of December 31, 2020 and 2019, based on the hierarchy of fair values, plan assets are detailed as follows:

		2020					2019
		Level 1	Level 2	Level 3	Total		Level 1	Level 2	Level 3	Total
Cash	$	44	—	—	44	$	45	16	—	61
Investments in corporate bonds		1	474	—	475		4	396	—	400
Investments in government bonds		86	371	—	457		90	450	—	540

Total fixed-income securities		131	845	—	976		139	862	—	1,001

Investment in marketable securities		341	89	—	430		223	157	—	380
Other investments and private funds		146	55	87	288		46	85	88	219

Total variable-income securities		487	144	87	718		269	242	88	599

Total plan assets	$	618	989	87	1,694	$	408	1,104	88	1,600

The most significant assumptions used in the determination of the benefit obligation were as follows:

	2020				2019
		United	United	Range of rates in		United	United	Rates ranges in
	Mexico	States	Kingdom	other countries	Mexico	States	Kingdom	other countries
Discount rates	7.8%	2.6%	1.5%	0.2% – 9.0%	8.75%	3.6%	2.1%	0.4% – 8.8%
Rate of return on plan assets	7.8%	2.6%	1.5%	0.2% – 9.0%	8.75%	3.6%	2.1%	0.4% – 8.8%
Rate of salary increases	4.5%	—	3.0%	2.3% – 6.8%	4.0%	—	3.0%	2.3% – 6.8%

As of December 31, 2020, estimated payments for pensions and other post-employment benefits over the next 10 years were as follows:

		Estimated payments
2021	$	157
2022		144
2023		144
2024		144
2025 – 2030		868

As of December 31, 2020 and 2019, the aggregate projected benefit obligation (“PBO”) for pension plans and other post-employment benefits and the plan assets by country were as follows:

		2020				2019
		PBO	Assets	Deficit		PBO	Assets	Deficit
Mexico	$	216	29	187	$	203	24	179
United States		305	222	83		297	219	78
United Kingdom 1		1,925	1,214	711		1,681	1,128	553
Germany		219	8	211		204	9	195
Other countries		368	221	147		353	220	133

	$	3,033	1,694	1,339	$	2,738	1,600	1,138

1
Applicable regulation in the United Kingdom requires to maintain plan assets at a level similar to that of the obligations. Beginning in 2012, the pension fund started to receive annual dividends from a limited partnership (the “Partnership”), whose assets transferred by CEMEX UK of an approximate value of $553, are leased back to CEMEX UK. The Partnership is owned, controlled and consolidated by CEMEX UK. The annual dividends received by the pension funds in 2020, 2019 and 2018, which increase at a 5% rate per year, were £21.3 ($29), £20.3 ($27) and £19.3 ($25), respectively. In 2037, on expiry of the arrangement, the Partnership will be terminated and under the terms of the agreement, the remaining assets will be distributed to CEMEX UK. Distributions from the Partnership to the pension fund are considered as employer contributions to plan assets in the period in which they occur.

In some countries, CEMEX has established health care benefits for retired personnel limited to a certain number of years after retirement. As of December 31, 2020 and 2019, the projected benefits obligation related to these benefits was $78 and $62, respectively, included within other benefits liability. The medical inflation rates used to determine the projected benefits obligation of these benefits in 2020 and 2019 for Mexico were 8% in both years, for Puerto Rico 6.4% and 6.3%, respectively, for the United Kingdom were 6.5% in both years and for TCL were 5.0% and 8.0%, respectively.
Significant events of settlements or curtailments related to employees’ pension benefits and other post-employment benefits during the reported periods
During 2020, in connection with the divestiture of Kosmos’ assets in the United States (note 5.1), CEMEX recognized a curtailment gain of $1 related to its medical plan. Moreover, in France, CEMEX changed certain formulas of the pension benefits resulting in a past service gain of $2. In addition, in Mexico, CEMEX changed some postretirement benefits which resulted in an expense for past services of $1 in 2020. These effects were recognized in the income statement for the year.
During 2019, CEMEX in France closed two legal entities resulting in a curtailment gain of $3, which were recognized in the income statement for the period. There were no significant events during 2018.
Sensitivity analysis of pension and other post-employment benefits
For the year ended December 31, 2020, CEMEX performed sensitivity analyses on the most significant assumptions that affect the PBO, considering reasonable independent changes of plus or minus 50 basis points in each of these assumptions. The increase (decrease) that would have resulted in the PBO of pensions and other post-employment benefits as of December 31, 2020 are shown below:

		Pensions		Other benefits		Total
		+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps
Assumptions:
Discount Rate Sensitivity	$	(202)	228	(5)	6	(207)	234
Salary Increase Rate Sensitivity		7	(7)	1	—	8	(7)
Pension Increase Rate Sensitivity		146	(128)	—	—	146	(128)

Multiemployer defined benefit pension plans
In addition to the Company’s sponsored plans, certain union employees in the United States and the United Kingdom are covered under multiemployer defined benefit plans administered by their unions. The Company’s funding arrangements, rate of contributions and funding requirements were made in accordance with the contractual multiemployer agreements. The combined amounts contributed to the multiemployer plans were $56 in 2020, $64 in 2019 and $65 in 2018. The Company expects to contribute approximately $58 to the multiemployer plans in 2021.
In addition to the funding described in the preceding paragraph, CEMEX negotiated with a union managing a multiemployer plan in the United States the change of the plan from defined benefit to defined contribution beginning on September 29, 2019. This change generated a one-time
settlement obligation of $24 recognized in the income statement in 2019 as part of “Other expenses, net,” against an accrued liability. Payments are expected to be made over the next 20 years though lump sum payment is allowable.